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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sirios Capital Management, L.P.
                 -----------------------------------
   Address:      One International Place
                 -----------------------------------
                 Boston, MA 02110-2649
                 -----------------------------------

Form 13F File Number: 028-05369
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Sirios Associates, L.L.C.
         -------------------------------------
Title:   John F. Brennan, Jr., Managing Member
         -------------------------------------
Phone:   (617) 598-5100
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ John F. Brennan, Jr.          Boston, MA        5/14/2010
   -------------------------------    -----------------   ------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 54
                                        --------------------

Form 13F Information Table Value Total: $1,079,237
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    01        028-05371                    John F. Brennan, Jr.
    ------        -----------------        --------------------------------

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                           FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2      COLUMN 3 COLUMN 4        COLUMN 5         COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ----------------------- -------- ---------- ----------------------
           ISSUER             TITLE OF CLASS      CUSIP   VALUE   SH/PRN   SH/PRN  PUT/   INVSTMT   OTHER       VOTING AUTHORITY
                                                         (x1000)  AMOUNT           CALL   DISCRTN    MGRS     SOLE   SHARED   NONE
---------------------------- ---------------- --------- -------- --------- ------ ------ -------- ---------- ------ -------- ------
ABBOTT LABORATORIES               COMMON      002824100    40076    760750 SH            OTHER        01        0     760750    0
ACTIVISION BLIZZARD INC           COMMON      00507V109     7531    625000 SH            OTHER        01        0     625000    0
AUTONATION INC                    COMMON      05329W102     4997    276392 SH            OTHER        01        0     276392    0
AMERISTAR CASINOS INC             COMMON      03070Q101    34957   1918627 SH            OTHER        01        0    1918627    0
BAXTER INTL INC                   COMMON      071813109    10108    173672 SH            OTHER        01        0     173672    0
CISCO SYSTEMS INC                 COMMON      17275R102    12038    462450 SH            OTHER        01        0     462450    0
CORNING INC                       COMMON      219350105     8254    408400 SH            OTHER        01        0     408400    0
CVS CAREMARK CORP                 COMMON      126650100    18803    514298 SH            OTHER        01        0     514298    0
DEERE & CO                        COMMON      244199105     4698     79010 SH            OTHER        01        0      79010    0
FORD MOTOR COMPANY           COMMON PAR $0.01 345370860    60141   4784520 SH            OTHER        01        0    4784520    0
GENERAL DYNAMICS CORP             COMMON      369550108     3502     45360 SH            OTHER        01        0      45360    0
GLACIER BANCORP INC NEW           COMMON      37637Q105     5102    335000 SH            OTHER        01        0     335000    0
GROUP 1 AUTOMOTIVE INC            COMMON      398905109     5152    161709 SH            OTHER        01        0     161709    0
HARTFORD FINL SVCS GROUP INC      COMMON      416515104    14210    500000 SH            OTHER        01        0     500000    0
HASBRO INC                        COMMON      418056107    40676   1062603 SH            OTHER        01        0    1062603    0
HEWLETT-PACKARD CO                COMMON      428236103    27927    525433 SH            OTHER        01        0     525433    0
HOLOGIC INC                       COMMON      436440101    11116    599564 SH            OTHER        01        0     599564    0
INTEL CORP                        COMMON      458140100    37008   1660288 SH            OTHER        01        0    1660288    0
INVESTORS BANCRP                  COMMON      46146P102     8611    652373 SH            OTHER        01        0     652373    0
JACOBS ENGR GROUP INC             COMMON      469814107     3366     74490 SH            OTHER        01        0      74490    0
JPMORGAN CHASE & CO               COMMON      46625H100    36119    807120 SH            OTHER        01        0     807120    0
KELLOGG CO                        COMMON      487836108    18550    347189 SH            OTHER        01        0     347189    0
KEYCORP                       PFD 7.75% SR A  493267405    34899    366475 SH            OTHER        01        0     366475    0
LEAR CORP                         COMMON      521865204    69097    870790 SH            OTHER        01        0     870790    0
MASSEY ENERGY CO                  COMMON      576206106     2121     40570 SH            OTHER        01        0      40570    0
MEDTRONIC INC                     COMMON      585055106     7959    176750 SH            OTHER        01        0     176750    0
MERCK & CO                        COMMON      58933Y105    24293    650407 SH            OTHER        01        0     650407    0
MICROSOFT CORP                    COMMON      594918104    69416   2370173 SH            OTHER        01        0    2370173    0
NIKE INC                           CL B       654106103    29993    408063 SH            OTHER        01        0     408063    0
OLYMPIC STEEL INC                 COMMON      68162K106     2212     67750 SH            OTHER        01        0      67750    0
ON SEMICONDUCTOR CORP             COMMON      682189105     7418    927300 SH            OTHER        01        0     927300    0
OWENS ILL INC                     COMMON      690768403     7841    220618 SH            OTHER        01        0     220618    0
PENSKE AUTOMOTIVE GROUP INC       COMMON      70959W103    14786   1025350 SH            OTHER        01        0    1025350    0
PRECISION CASTPARTS CORP          COMMON      740189105    15204    119994 SH            OTHER        01        0     119994    0
QLOGIC CORP                       COMMON      747277101     8234    405600 SH            OTHER        01        0     405600    0
ROMA FINCL CORP                   COMMON      77581P109     5905    470926 SH            OTHER        01        0     470926    0
SCRIPPS NETWORKS INTERACT          CL A       811065101    71133   1603892 SH            OTHER        01        0    1603892    0
SKYWORKS SOLUTIONS I NC           COMMON      83088M102     4123    264280 SH            OTHER        01        0     264280    0
SONIC AUTOMOTIVE INC               CL A       83545G102     7396    672400 SH            OTHER        01        0     672400    0
SPDR S&P 500 ETF TRUST        UNIT SER 1 S&P  78462F103    70961    606500 SH     PUT    OTHER        01        0     606500    0
STANLEY BLACK & DECKER INC        COMMON      854502101    14256    248324 SH            OTHER        01        0     248324    0
STRYKER CORP COM                  COMMON      863667101     8311    145250 SH            OTHER        01        0     145250    0
SOLUTIA INC                       COMMON      834376501    11391    707090 SH            OTHER        01        0     707090    0
TARGET CORP                       COMMON      87612E106    50203    954436 SH            OTHER        01        0     954436    0
TEREX CORP NEW                    COMMON      880779103     3133    137970 SH            OTHER        01        0     137970    0
TJX COS INC NEW                   COMMON      872540109    43576   1024828 SH            OTHER        01        0    1024828    0
TRINA SOLAR LTD                   ADRS S      89628E104     4243    173818 SH            OTHER        01        0     173818    0
UMPQUA HOLDINGS CORP              COMMON      904214103    16246   1225180 SH            OTHER        01        0    1225180    0
UNITED PARCEL SERVICE INC          CL B       911312106    17290    268430 SH            OTHER        01        0     268430    0
VIACOM INC                         CL B       92553P201    10984    319500 SH            OTHER        01        0     319500    0
WATERS CORP                       COMMON      941848103      446      6597 SH            OTHER        01        0       6597    0
WATSCO INC                         CL A       942622200     6579    115660 SH            OTHER        01        0     115660    0
WELLS FARGO & CO              PERP PFD CNV A  949746804    21200     21744 SH            OTHER        01        0      21744    0
XL CAPITAL LTD                     CL A       G98255105     5446    288140 SH            OTHER        01        0     288140    0